Group assets and liabilities - Accruals, deferred income and other liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of operating segments [abstract]
Accruals and deferred income	$ 329	$ 238
Interest payable	37	35
Other creditors	2,365	2,575
Total accruals, deferred income and other creditors	$ 2,731	$ 2,848